Note 8 - Short Term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Short-term debt
	September 30	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Interest expense by instrument
	September 30,	September 30,
	2012	2011
Interest on convertible debentures	$3,110	$–
Amortization on discount on convertible debentures	25,997	–
Amortization on debt issuance costs	1,224
Interest on short term debt	1,050	–
Accounts payable related finance charges	655	835
	$32,036	$835